SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Award Activity
The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2018, 2017 and 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term In Years
		$
Outstanding, July 1, 2015	-	-	-
Granted	1,450,000	12	3.00
Exercised	-	-	-
Forfeited	(180,000)	-	-
Canceled	-	-	-
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	-
Exercised	-
Forfeited	(1,190,000)	12
Canceled	(80,000)	12
Outstanding, June 30, 2017 and 2018	-	-	-

Exercisable, June 30, 2017 and 2018	-	-	-
Vested and expected to vest, June 30, 2017 and 2018	-	-	-

Schedule of Weighted Average Assumptions Used to Value Options	The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44